First Trust Nasdaq Oil and Gas ETF Investment Objectives and Goals - First Trust Nasdaq Oil and Gas ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Nasdaq Oil & Gas ETF (FTXN)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Nasdaq Oil & Gas ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Oil & GasTM Index (the “Index”).